CREDIT FACILITY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 19, 2016	Dec. 31, 2017	Apr. 01, 2016
Statements Line Items
Revolving credit facity, interest rate margin over LIBOR			4.50%
Payments for revolving credit facility	$ 300
Revolving credit facility, interest expense		$ 629